INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY (Schedule of Intangible Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Favorable lease contracts [Member] USD ($)	Dec. 31, 2012 Favorable lease contracts [Member] CNY	Dec. 31, 2011 Favorable lease contracts [Member] CNY	Dec. 31, 2012 Brand name [Member] USD ($)	Dec. 31, 2012 Brand name [Member] CNY	Dec. 31, 2011 Brand name [Member] CNY	Dec. 31, 2012 Unfavorable lease contracts [Member] USD ($)	Dec. 31, 2012 Unfavorable lease contracts [Member] CNY	Dec. 31, 2011 Unfavorable lease contracts [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,904	30,550	30,550	$ 4,001	24,924	24,924	$ 903	5,626	5,626	$ 1,254	7,812	7,812
Less: Accumulated amortization	(695)	(4,329)	(124)							(109)	(676)
Total intangible assets, net	$ 4,209	26,221	30,426							$ 1,145	7,136	7,812